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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: _____
   This Amendment (Check only one.): [ ] is a restatement
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cincinnati Financial Corporation
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth S. Miller
Title: Sr. Vice President
Phone: (513) 870-2633

Signature, Place and Date of Signing:

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


/s/ Kenneth S. Miller                   Fairfield, Ohio          May 8, 2006
-------------------------------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

Cincinnati Insurance Company 13F File No. 28-10753
Cincinnati Casualty Company 13F File No. 28-10755
Cincinnati Indemnity Company 13F File No. 28-10756
Cincinnati Life Insurance Company 13F File No. 28-10754
CinFin Capital Management 13F File No. 28-5597


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 0
Form 13F Information Table Entry Total:          30
Form 13F Information Table Value Total    2,228,226
List of Other Included Managers:          None


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
                                  COLUMN 2       COLUMN 3    COLUMN 4      COLUMN 5
           ISSUER              TITLE OF CLASS     CUSIP      FMV (000)     SHARES     SH/PRN   PUT/CALL
           ------              --------------   ---------   ----------   ----------   ------   --------
ARCHSTONE-SMITH TRUST          COMMON           039583109        3,682       75,500   SH
BB & T CORP                    COMMON           054937107        8,820      225,000   SH
CHEVRON CORPORATION            COMMON           166764100       19,246      332,000   SH
CINERGY CORP                   COMMON           172474108        4,541      100,000   SH
CONOCOPHILLIPS                 COMMON           20825C104        6,315      100,000   SH
EXXON MOBIL CORPORATION        COMMON           30231G102       98,232    1,614,066   SH
FIFTH THIRD BANCORP            COMMON           316773100    1,069,947   27,183,604   SH
FIRST FINANCIAL BANCORP        COMMON           320209109       41,028    2,465,644   SH
FIRST MERIT CORPORATION        COMMON           337915102      129,465    5,250,000   SH
FORTUNE BRANDS INC             COMMON           349631101       52,635      652,792   SH
GENERAL ELECTRIC CO.           COMMON           369604103       17,390      500,000   SH
GENUINE PARTS CO               COMMON           372460105          311        7,100   SH
HUNTINGTON BANCSHARES INC      COMMON           446150104        3,287      136,200   SH
JEFFERSON PILOT CORP           COMMON           475070108        4,196       75,000   SH
JOHNSON & JOHNSON              COMMON           478160104       72,071    1,217,000   SH
LINCOLN NATIONAL CORP          COMMON           534187109        2,730       50,000   SH
MEDTRONIC INC                  COMMON           585055106       35,005      689,750   SH
MICROSOFT CORP                 COMMON           594918104       21,360      785,000   SH
NATIONAL CITY CORPORATION      COMMON           635405103       31,410      900,000   SH
PEOPLES COMMUNITY BANCORP      COMMON           71086E107        2,045      100,000   SH
PFIZER INC                     COMMON           717081103       28,035    1,125,000   SH
PIEDMONT NATURAL GAS           COMMON           720186105       63,055    2,628,400   SH
PNC FINANCIAL SERVICES GROUP   COMMON           693475105      178,439    2,651,000   SH
PROCTER & GAMBLE CORPORATION   COMMON           742718109       56,301      976,940   SH
SKY FINANCIAL GROUP INC        COMMON           83080P103       90,764    3,425,068   SH
SYSCO CORP                     COMMON           871829107       14,999      468,000   SH
U S BANCORP                    COMMON           902973304       96,005    3,147,700   SH
WACHOVIA CORP.                 COMMON           929903102       27,167      484,700   SH
WELLS FARGO & CO               COMMON           949746101       30,338      475,000   SH
WYETH                          COMMON           983024100       19,408      400,000   SH
                                                             2,228,226   58,240,464


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
                                  COLUMN 6      COLUMN 7    COLUMN 8
           ISSUER              INVESTMENT DIS   OTH MGRS      SOLE      SHARED   NONE
           ------              --------------   --------   ----------   ------   ----
ARCHSTONE-SMITH TRUST          SOLE                            75,500      -       -
BB & T CORP                    SOLE                           225,000      -       -
CHEVRON CORPORATION            SOLE                           332,000      -       -
CINERGY CORP                   SOLE                           100,000      -       -
CONOCOPHILLIPS                 SOLE                           100,000      -       -
EXXON MOBIL CORPORATION        SOLE                         1,614,066      -       -
FIFTH THIRD BANCORP            SOLE                        27,183,604      -       -
FIRST FINANCIAL BANCORP        SOLE                         2,465,644      -       -
FIRST MERIT CORPORATION        SOLE                         5,250,000      -       -
FORTUNE BRANDS INC             SOLE                           652,792      -       -
GENERAL ELECTRIC CO.           SOLE                           500,000      -       -
GENUINE PARTS CO               SOLE                             7,100      -       -
HUNTINGTON BANCSHARES INC      SOLE                           136,200      -       -
JEFFERSON PILOT CORP           SOLE                            75,000      -       -
JOHNSON & JOHNSON              SOLE                         1,217,000      -       -
LINCOLN NATIONAL CORP          SOLE                            50,000      -       -
MEDTRONIC INC                  SOLE                           689,750      -       -
MICROSOFT CORP                 SOLE                           785,000      -       -
NATIONAL CITY CORPORATION      SOLE                           900,000      -       -
PEOPLES COMMUNITY BANCORP      SOLE                           100,000      -       -
PFIZER INC                     SOLE                         1,125,000      -       -
PIEDMONT NATURAL GAS           SOLE                         2,628,400      -       -
PNC FINANCIAL SERVICES GROUP   SOLE                         2,651,000      -       -
PROCTER & GAMBLE CORPORATION   SOLE                           976,940      -       -
SKY FINANCIAL GROUP INC        SOLE                         3,425,068      -       -
SYSCO CORP                     SOLE                           468,000      -       -
U S BANCORP                    SOLE                         3,147,700      -       -
WACHOVIA CORP.                 SOLE                           484,700      -       -
WELLS FARGO & CO               SOLE                           475,000      -       -
WYETH                          SOLE                           400,000      -       -
                                                           58,240,464


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